Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.0%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,484	$1,832
3.000%, 8/15/48	560	763
1.250%, 5/15/50	145	138
U.S. Treasury Notes
2.250%, 3/31/21	215	217
2.875%, 8/15/28	420	496
0.625%, 5/15/30	500	498
Total U.S. Government Securities (Identified Cost $3,201)		3,944

Municipal Bonds—2.0%
California—0.9%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	292
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265	478
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	85
		855

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	117
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	11
Massachusetts—0.1%
Massachusetts Bay Transportation Authority Revenue, Series A-1, Taxable 5.250%, 7/1/32	75	108
Oregon—0.1%
Clackamas & Washington Counties School District No. 3 Series B (SCH BD GTY Insured) 5.000%, 6/15/32	75	101
Texas—0.4%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	72
Klein Independent School District (PSF-GTD Insured) 5.000%, 8/1/32	55	75
State of Texas 3.011%, 10/1/26	200	221
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	27
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	25	31
		426

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	135	146
	Par Value	Value

Virginia—continued
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	$195	$201
		347

Total Municipal Bonds (Identified Cost $1,786)		1,965

Foreign Government Securities—0.1%
Republic of Venezuela 9.375%, 1/13/34(1)	65	5
United Mexican States
4.750%, 3/8/44	54	59
Series M 6.500%, 6/9/22	925MXN	43
Total Foreign Government Securities (Identified Cost $160)		107

Mortgage-Backed Securities—7.7%
Agency—0.9%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	2	2
Pool #656288 6.000%, 9/1/32	3	4
Pool #835144 5.000%, 10/1/35	16	18
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	3	4
Pool #940524 5.500%, 7/1/37	12	14
Pool #949301 6.000%, 10/1/37	3	3
Pool #975097 5.000%, 6/1/38	12	13
Pool #929637 5.500%, 6/1/38	2	2
Pool #986012 5.500%, 6/1/38	2	2
Pool #994383 5.500%, 11/1/38	5	6
Pool #991124 5.000%, 1/1/39	4	4
Pool #994322 6.000%, 1/1/39	3	4
Pool #AA4418 4.500%, 3/1/39	6	7
Pool #AA4434 5.000%, 3/1/39	5	6
Pool #AA4436 6.000%, 3/1/39	4	5
Pool #CA4128 3.000%, 9/1/49	92	96
Pool#MA3803 3.500%, 10/1/49	207	218
Pool #CA4978 3.000%, 1/1/50	198	208
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool#MA3905 3.000%, 1/1/50	$208	$218
Government National Mortgage Association
Pool #368053 6.500%, 11/15/23	6	7
Pool #351336 6.500%, 12/15/23	—(2)	—(2)
Pool #385198 6.500%, 2/15/24	8	8
Pool #563381 6.500%, 11/15/31	14	16
		866

Non-Agency—6.8%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	82	83
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	99	106
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	121
AMSR Trust 2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	101
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	52	53
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	65	67
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	105
BX Trust
2018-GW, B (1 month LIBOR + 1.020%) 144A 1.172%, 5/15/35(3)(4)	125	118
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	80	78
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	100	101
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	25	25
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.072%, 12/15/36(3)(4)	100	98
2015-GC27, A4 2.878%, 2/10/48	80	84
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	41	45
2014-A, A 144A 4.000%, 1/25/35(3)(4)	20	21
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	64	65
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	16	17
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	69
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	99	100
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.132%, 5/15/36(3)(4)	$100	$100
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.946%, 4/25/43(3)(4)	7	7
2020-RPL4, A1 144A 2.000%, 1/25/60(3)	100	103
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	48	49
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.301%, 3/15/35(3)(4)	80	79
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	28	28
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	32	33
2020-H1, A1 144A 2.310%, 1/25/60(3)(4)	84	85
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	66	67
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	101
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	80	89
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	54	55
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	42	42
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 2.870%, 8/25/35(4)	22	22
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	64	65
2015-C31, AS 4.106%, 8/15/48	85	94
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	50	51
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	38	39
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	44	45
2017-5, A1 144A 3.128%, 10/26/48(3)(4)	133	135
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 3.108%, 6/25/33(4)	22	22
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.952%, 5/15/36(3)(4)	100	100
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	100	102
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	52	54
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	12	12
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.348%, 6/25/52(3)(4)	50	50
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust
2017-1A, M1 144A 3.645%, 4/25/55(3)(4)	$100	$106
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	74	79
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(4)	100	109
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	243
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	96	103
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	40	43
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	76	82
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	32	35
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	41	44
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	113	121
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	85	95
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	86	92
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.873%, 3/25/35(4)	35	36
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	50	52
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	85	87
Preston Ridge Partners Mortgage LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	66	67
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	110	111
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	80	83
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	89	92
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	61	63
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	59	59
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	57	59
Towd Point Mortgage Trust
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	100	104
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	145	153
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	100	108
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	122
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	27	27
	Par Value	Value

Non-Agency—continued
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.048%, 4/25/48(3)(4)	$119	$119
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(3)	99	100
2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	104
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	100	102
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	83	83
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	56	57
2020-NPL2, A1A 144A 2.981%, 2/25/50(3)(4)	78	78
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(3)(4)	88	88
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	100	104
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	41	43
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	63	64
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	41
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	97	100
		6,648

Total Mortgage-Backed Securities (Identified Cost $7,333)		7,514

Asset-Backed Securities—3.0%
Automobiles—1.7%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(3)	31	31
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(3)	59	59
2018-4, C 144A 3.970%, 1/13/25(3)	94	96
2019-2, C 144A 3.170%, 6/12/25(3)	85	87
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	91
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	105	110
2019-4, C 2.510%, 11/17/25	85	87
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	100	105
2019-2A, C 144A 3.300%, 3/15/24(3)	85	87
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-3A, C 144A 2.790%, 5/15/24(3)	$85	$87
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	75	76
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	100	103
2020-1A, B 144A 2.430%, 11/15/24(3)	115	117
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	130	135
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	85	88
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	100	102
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(3)	85	87
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	48	48
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	41	41
		1,637

Credit Card—0.2%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	100	100
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(3)	100	100
		200

Other—1.0%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	58	59
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	75	77
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.470%, 9/17/31(3)	93	93
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(3)	7	7
2017-A, A 144A 2.950%, 10/4/32(3)	70	72
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	26	26
FREED ABS Trust 2020-3FP, A 144A 2.400%, 9/20/27(3)	86	86
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	80	85
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(3)	100	99
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	100	102
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	80	81
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	100	100
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	64	65
	Par Value	Value

Other—continued
Prosper Marketplace Issuance Trust
2018-2A, B 144A 3.960%, 10/15/24(3)	$18	$18
2019-3A, A 144A 3.190%, 7/15/25(3)	23	23
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(3)	2	2
		995

Student Loan—0.1%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	22	23
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	20	20
		43

Total Asset-Backed Securities (Identified Cost $2,816)		2,875

Corporate Bonds and Notes—10.6%
Communication Services—0.5%
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)	40	28
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	65	66
Meredith Corp. 6.875%, 2/1/26	40	34
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	200	216
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(3)	90	102
		446

Consumer Discretionary—0.6%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	60	61
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	30	31
Ford Motor Co. 9.000%, 4/22/25	57	65
General Motors Financial Co., Inc. 4.200%, 3/1/21	45	46
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	55	58
International Game Technology plc 144A 5.250%, 1/15/29(3)	5	5
Lear Corp. 3.800%, 9/15/27	120	127
M/I Homes, Inc. 4.950%, 2/1/28	65	67
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	45	43
TRI Pointe Group, Inc. 5.875%, 6/15/24	55	59
VF Corp. 2.400%, 4/23/25	42	45
		607

See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(3)	$40	$41
BAT Capital Corp. 4.906%, 4/2/30	55	65
Conagra Brands, Inc. 4.300%, 5/1/24	85	95
		201

Energy—0.7%
Boardwalk Pipelines LP 4.950%, 12/15/24	65	71
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(3)	20	20
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	210
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	10	10
144A 6.500%, 7/1/27(3)	10	11
HollyFrontier Corp. 5.875%, 4/1/26	100	109
Kinder Morgan, Inc.
4.300%, 6/1/25	45	51
7.750%, 1/15/32	65	90
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	50	39
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	65
Targa Resources Partners LP 5.875%, 4/15/26	60	62
		738

Financials—4.2%
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	145	151
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	75	83
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	140	150
Athene Global Funding 144A 2.450%, 8/20/27(3)	70	72
Bank of America Corp.
3.004%, 12/20/23	90	94
4.200%, 8/26/24	175	195
Bank of Montreal 3.803%, 12/15/32	156	174
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	65	69
Brighthouse Financial, Inc.
3.700%, 6/22/27	39	40
5.625%, 5/15/30	47	55
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	65	69
Brookfield Finance, Inc. 4.250%, 6/2/26	100	115
Capital One Financial Corp. 3.750%, 7/28/26	130	141
Charles Schwab Corp. (The) Series G 5.375% (6)	63	68
Citadel LP 144A 4.875%, 1/15/27(3)	65	70
Citigroup, Inc.
3.200%, 10/21/26	171	188
	Par Value	Value

Financials—continued
(3 month LIBOR + 1.250%) 1.475%, 7/1/26(4)	$160	$162
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	105	115
FirstCash, Inc. 144A 4.625%, 9/1/28(3)	25	26
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	221
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	96
ICAHN Enterprises LP 6.250%, 5/15/26	85	89
JPMorgan Chase & Co. 2.956%, 5/13/31	145	155
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	50	43
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	34	37
144A 4.569%, 2/1/29(3)	116	140
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.312%, 4/20/67(4)(5)	55	38
MetLife, Inc. Series G 3.850% (5)(6)(7)	75	75
Morgan Stanley
3.125%, 7/27/26	125	138
6.375%, 7/24/42	100	156
OneMain Finance Corp. 7.125%, 3/15/26	40	45
Prudential Financial, Inc.
5.875%, 9/15/42	100	105
5.625%, 6/15/43(5)	65	69
Santander Holdings USA, Inc.
3.700%, 3/28/22	93	96
3.500%, 6/7/24	65	70
Synchrony Financial 3.950%, 12/1/27	90	97
Toronto-Dominion Bank (The) 3.625%, 9/15/31	95	107
Voya Financial, Inc. 5.650%, 5/15/53	65	67
Wells Fargo & Co.
Series M 3.450%, 2/13/23	125	132
Series S 5.900%(5)(6)	75	77
		4,090

Health Care—0.4%
Anthem, Inc. 2.875%, 9/15/29	65	70
Centene Corp. 4.625%, 12/15/29	25	27
HCA, Inc.
5.625%, 9/1/28	20	23
5.125%, 6/15/39	35	42
5.250%, 6/15/49	50	61
Royalty Pharma plc
144A 2.200%, 9/2/30(3)	53	53
144A 3.550%, 9/2/50(3)	33	32
Tenet Healthcare Corp.
144A 7.500%, 4/1/25(3)	5	5
144A 5.125%, 11/1/27(3)	25	26
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 144A 2.650%, 10/15/30(3)	$73	$73
		412

Industrials—1.2%
Aviation Capital Group LLC 144A 3.875%, 5/1/23(3)	108	107
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	85	81
Boeing Co. (The)
5.150%, 5/1/30	40	45
3.750%, 2/1/50	20	18
5.930%, 5/1/60	18	22
DP World plc 144A 6.850%, 7/2/37(3)	100	125
Flowserve Corp. 3.500%, 10/1/30	90	89
GFL Environmental, Inc. 144A 3.750%, 8/1/25(3)	45	45
Hillenbrand, Inc. 5.000%, 9/15/26	70	76
Howmet Aerospace, Inc. 6.875%, 5/1/25	25	28
Oshkosh Corp. 4.600%, 5/15/28	77	88
Quanta Services, Inc. 2.900%, 10/1/30	95	97
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	65	60
Standard Industries, Inc. 144A 4.375%, 7/15/30(3)	75	77
Stanley Black & Decker, Inc. 4.000%, 3/15/60(5)	54	56
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	35	37
Transurban Finance Co. Pty Ltd. 144A 2.450%, 3/16/31(3)	75	76
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(3)	25	27
		1,154

Information Technology—0.6%
Citrix Systems, Inc. 3.300%, 3/1/30	110	117
Flex Ltd. 3.750%, 2/1/26	56	61
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	75
HP, Inc. 3.400%, 6/17/30	90	97
Motorola Solutions, Inc. 4.600%, 5/23/29	100	118
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	55	56
VMware, Inc. 4.700%, 5/15/30	35	41
		565

Materials—0.3%
Glencore Funding LLC 144A 1.625%, 9/1/25(3)	75	74
	Par Value	Value

Materials—continued
Novelis Corp. 144A 4.750%, 1/30/30(3)	$30	$29
Nutrition & Biosciences, Inc.
144A 2.300%, 11/1/30(3)	60	61
144A 3.468%, 12/1/50(3)	8	8
Olin Corp. 5.625%, 8/1/29	80	79
		251

Real Estate—1.2%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	80	87
Corporate Office Properties LP 3.600%, 5/15/23	165	173
EPR Properties 4.750%, 12/15/26	120	115
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	55	54
GLP Capital LP 5.750%, 6/1/28	100	114
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	110	122
iStar, Inc. 4.250%, 8/1/25	65	61
MPT Operating Partnership LP
5.000%, 10/15/27	35	36
4.625%, 8/1/29	15	16
Office Properties Income Trust 4.500%, 2/1/25	135	137
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	105
Service Properties Trust 4.500%, 3/15/25	105	95
Spirit Realty LP 3.200%, 2/15/31	75	73
		1,188

Utilities—0.7%
American Electric Power Co., Inc. 2.300%, 3/1/30	78	80
DPL, Inc. 4.350%, 4/15/29	102	109
Edison International 4.125%, 3/15/28	70	72
Exelon Corp. 3.497%, 6/1/22	24	25
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	90	101
PNM Resources, Inc. 3.250%, 3/9/21	85	86
Southern Power Co. 4.150%, 12/1/25	65	74
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	40	39
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	55	60
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(8)	65	—
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	$85	$93
		739

Total Corporate Bonds and Notes (Identified Cost $9,827)		10,391

Leveraged Loans(4)—0.9%
Aerospace—0.1%
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 1.895%, 6/27/25	64	39
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/20/27	60	61
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	34	32
		132

Chemicals—0.0%
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.156%, 10/21/24	28	28
Energy—0.0%
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(1)(8)	—(2)	—
Financial—0.1%
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 1.970%, 10/6/23	56	54
Ryan Specialty Group LLC (1 month LIBOR + 3.250%) 4.000%, 9/1/27	5	5
		59

Food / Tobacco—0.0%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.897%, 1/15/27	15	14
Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.156%, 7/1/26	35	33
Graham Packaging Co., Inc. (1 month LIBOR + 3.750%) 4.500%, 8/4/27	60	60
Reynolds Consumer Products LLC (1 month LIBOR + 1.750%) 1.897%, 2/4/27	9	9
		102

Gaming / Leisure—0.1%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	10	10
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.897%, 7/8/24	57	56
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	20	19
		85

	Par Value	Value

Healthcare—0.1%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.151%, 6/2/25	$4	$4
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.905%, 8/1/27	5	5
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.970%, 6/11/25	69	67
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 11/17/25	51	50
		126

Housing—0.1%
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.145%, 11/21/24	69	68
Manufacturing—0.0%
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.897%, 3/1/27	5	5
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.897%, 2/28/27	5	5
		10

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.905%, 9/18/26	48	47
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.402%, 1/15/26	64	62
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(9)	10	10
		72

Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	20	19
Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.397%, 4/4/26	25	24
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.900%, 4/11/25	39	38
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.147%, 4/1/27	40	40
		102

Service—0.0%
Asplundh Tree Expert LLC (3 month LIBOR + 2.500%) 2.655%, 9/4/27	10	10
Total Leveraged Loans (Identified Cost $911)		874

See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.4%
Financials—0.3%
Fifth Third Bancorp Series L, 4.500%(5)	60(10)	$60
MetLife, Inc. Series D, 5.875%	40(10)	43
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110(10)	116
Truist Financial Corp. Series Q, 5.100%(5)	70(10)	76
		295

Industrials—0.1%
General Electric Co. Series D, 5.000%	90(10)	72
Total Preferred Stocks (Identified Cost $372)		367

Common Stocks—70.0%
Communication Services—11.5%
Activision Blizzard, Inc.	8,539	691
Adevinta ASA(11)	21,493	369
Ascential plc(11)	94,362	359
Auto Trader Group plc	66,542	483
CTS Eventim AG & Co. KGaA(11)	8,716	422
Facebook, Inc. Class A(11)	11,662	3,054
Karnov Group AB	52,074	314
MarkLines Co., Ltd.	11,200	253
Netflix, Inc.(11)	4,417	2,209
New Work SE	756	231
Rightmove plc	71,818	581
Tencent Holdings Ltd. ADR	25,064	1,696
Tongdao Liepin Group(11)	92,000	230
Yandex N.V. Class A(11)	5,107	333
		11,225

Consumer Discretionary—15.5%
Alibaba Group Holding Ltd. Sponsored ADR(11)	11,237	3,303
Amazon.com, Inc.(11)	1,621	5,104
Home Depot, Inc. (The)	2,748	763
Las Vegas Sands Corp.	14,123	659
McDonald’s Corp.	2,787	612
MercadoLibre, Inc.(11)	1,047	1,133
Mercari, Inc.(11)	7,800	361
NIKE, Inc. Class B	11,929	1,498
Ross Stores, Inc.	7,749	723
Trip.com Group Ltd. ADR(11)	11,346	353
Union Auction PCL	910,000	402
Vasta Platform Ltd.(11)	14,148	218
		15,129

Consumer Staples—2.6%
Estee Lauder Cos., Inc. (The) Class A	1,265	276
Heineken Malaysia Bhd(11)	5,500	28
McCormick & Co., Inc.	3,093	600
Monster Beverage Corp.(11)	9,438	757
Procter & Gamble Co. (The)	6,395	889
		2,550

Energy—0.2%
Frontera Energy Corp.	1,088	2
Pason Systems, Inc.	60,134	239
		241

	Shares	Value

Financials—4.3%
Bank of America Corp.	38,078	$917
CME Group, Inc.	2,738	458
Gruppo Mutuionline SpA	19,710	548
MarketAxess Holdings, Inc.	2,135	1,028
Mortgage Advice Bureau Holdings Ltd.(11)	32,528	296
Progressive Corp. (The)	4,072	385
Sabre Insurance Group plc	68,772	226
VNV Global AB(11)	44,631	358
		4,216

Health Care—3.9%
Danaher Corp.	5,149	1,109
Haw Par Corp., Ltd.	43,900	300
HealthEquity, Inc.(11)	5,881	302
Illumina, Inc.(11)	1,294	400
Nakanishi, Inc.	10,500	188
Zoetis, Inc.	9,369	1,549
		3,848

Industrials—9.4%
BTS Group AB Class B(11)	12,020	270
CAE, Inc.	19,319	283
CoStar Group, Inc.(11)	1,482	1,257
CTT Systems AB(11)	10,553	145
DSV PANALPINA A/S	1,135	185
Enento Group Oyj	10,841	432
Equifax, Inc.	2,758	433
Fair Isaac Corp.(11)	1,561	664
Haitian International Holdings Ltd.	83,000	193
HeadHunter Group plc ADR	37,054	907
Kansas City Southern	4,487	811
Knorr-Bremse AG	1,192	141
Marel HF	59,545	290
Max Stock Ltd.(11)	55,651	194
MTU Aero Engines AG	935	156
Roper Technologies, Inc.	2,451	968
Rotork plc	47,455	173
S-1 Corp.	2,120	159
Simplybiz Group plc (The)	188,455	381
Uber Technologies, Inc.(11)	18,971	692
Voltronic Power Technology Corp.	13,330	453
		9,187

Information Technology—21.4%
Accenture plc Class A	3,528	797
Admicom Oyj	1,677	152
Alten SA(11)	5,639	535
Amphenol Corp. Class A	10,911	1,181
Avalara, Inc.(11)	12,601	1,605
Bill.com Holdings, Inc.(11)	26,917	2,700
Bouvet ASA	5,649	365
Brockhaus Capital Management AG(11)	5,734	202
Duck Creek Technologies, Inc.(11)(12)	29,135	1,324
FDM Group Holdings plc	19,097	251
Fortnox AB	4,526	136
Freee KK(11)	2,600	197
NVIDIA Corp.	5,683	3,076
Paycom Software, Inc.(11)	6,058	1,886
SimCorp A/S	2,226	293
Snowflake, Inc. Class A(11)	289	72
Trade Desk, Inc. (The) Class A(11)	3,963	2,056
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	10,960	$2,192
Webcash Corp.	7,506	446
Webstep AS(11)	34,073	78
Workday, Inc. Class A(11)	6,236	1,342
		20,886

Materials—1.2%
Corp. Moctezuma SAB de C.V.	68,907	165
Ecolab, Inc.	4,942	988
		1,153

Total Common Stocks (Identified Cost $34,063)		68,435

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(11)	1,084	1
Total Rights (Identified Cost $1)		1

Warrant—0.0%
Financials—0.0%
VNV Global AB(11)	12,500	11
Total Warrant (Identified Cost $—)		11

Total Long-Term Investments—98.7% (Identified Cost $60,470)		96,484

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(13)	542,899	543
Total Short-Term Investment (Identified Cost $543)		543

TOTAL INVESTMENTS—99.3% (Identified Cost $61,013)		$97,027
Other assets and liabilities, net—0.7%		715
NET ASSETS—100.0%		$97,742

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
WaMu	Washington Mutual
Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $11,198 or 11.5% of net assets.
(4)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	Interest may be forfeited.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	This loan will settle after September 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	All or a portion of the security is restricted.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	78%
China	6
United Kingdom	3
Brazil	1
Russia	1
Sweden	1
Germany	1
Other	9
Total	100%
† % of total investments as of September 30, 2020.
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$2,875	$—	$2,875	$—
Corporate Bonds and Notes	10,391	—	10,391	—(1)
Foreign Government Securities	107	—	107	—
Leveraged Loans	874	—	874	—(1)
Mortgage-Backed Securities	7,514	—	7,514	—
Municipal Bonds	1,965	—	1,965	—
U.S. Government Securities	3,944	—	3,944	—
Equity Securities:
Common Stocks	68,435	65,627	2,808	—
Preferred Stocks	367	—	367	—
Rights	1	—	1	—
Warrant	11	11	—	—
Money Market Mutual Fund	543	543	—	—
Total Investments	$97,027	$66,181	$30,846	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $50 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2020.
See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.